Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of the Company's and the bank subsidiaries' actual capital amounts and ratios

			For Capital Adequacy		To Be Well-Capitalized
			Purposes		Under Prompt Corrective
	Actual		Phase In Schedule		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than	(greater than	(greater than	(greater than
			or equal to)	or equal to)	or equal to)	or equal to)
	(Dollars in Thousands)
As of December 31, 2020:
Common Equity Tier 1 (to Risk Weighted Assets):
Consolidated	$1,874,641	19.05%	$688,678	7.000%	N/A	N/A
International Bank of Commerce, Laredo	1,295,437	18.19	498,492	7.000	$462,885	6.50%
International Bank of Commerce, Oklahoma	207,339	17.45	83,150	7.000	77,211	6.50
International Bank of Commerce, Brownsville	189,575	22.18	59,843	7.000	55,569	6.50
International Bank of Commerce, Zapata	71,369	34.51	14,476	7.000	13,442	6.50
Commerce Bank	93,426	35.64	18,347	7.000	17,037	6.50
Total Capital (to Risk Weighted Assets):
Consolidated	$2,105,360	21.40%	$1,033,017	10.500%	N/A	N/A
International Bank of Commerce, Laredo	1,380,685	19.39	747,737	10.500	$712,131	10.00%
International Bank of Commerce, Oklahoma	218,657	18.41	124,725	10.500	118,786	10.00
International Bank of Commerce, Brownsville	200,269	23.43	89,765	10.500	85,490	10.00
International Bank of Commerce, Zapata	73,510	35.55	21,714	10.500	20,680	10.00
Commerce Bank	96,240	36.72	27,521	10.500	26,210	10.00
Tier 1 Capital (to Risk Weighted Assets):
Consolidated	$1,992,403	20.25%	$836,252	8.500%	N/A	N/A
International Bank of Commerce, Laredo	1,295,437	18.19	605,311	8.500	$569,705	8.00%
International Bank of Commerce, Oklahoma	207,339	17.45	100,968	8.500	95,029	8.00
International Bank of Commerce, Brownsville	189,575	22.18	72,667	8.500	68,392	8.00
International Bank of Commerce, Zapata	71,369	34.51	17,578	8.500	16,544	8.00
Commerce Bank	93,426	35.64	22,279	8.500	20,968	8.00
Tier 1 Capital (to Average Assets):
Consolidated	$1,992,403	14.92%	$534,228	4.00%	$ N/A	N/A
International Bank of Commerce, Laredo	1,295,437	13.11	395,289	4.00	494,112	5.00%
International Bank of Commerce, Oklahoma	207,339	12.98	63,879	4.00	79,848	5.00
International Bank of Commerce, Brownsville	189,575	14.55	52,101	4.00	65,127	5.00
International Bank of Commerce, Zapata	71,369	16.52	17,277	4.00	21,596	5.00
Commerce Bank	93,426	16.69	22,394	4.00	27,993	5.00

					To Be Well-Capitalized
			For Capital Adequacy		Under Prompt Corrective
	Actual		Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than	(greater than	(greater than	(greater than
			or equal to)	or equal to)	or equal to)	or equal to)
	(Dollars in Thousands)
As of December 31, 2019:
Common Equity Tier 1 (to Risk Weighted Assets):
Consolidated	$1,833,174	18.58%	$690,746	7.000%	N/A	N/A
International Bank of Commerce, Laredo	1,268,078	18.23	486,950	7.000	$452,168	6.50%
International Bank of Commerce, Oklahoma	201,202	16.91	83,303	7.000	77,353	6.50
International Bank of Commerce, Brownsville	185,112	22.70	57,084	7.000	53,006	6.50
International Bank of Commerce, Zapata	72,402	36.46	13,902	7.000	12,909	6.50
Commerce Bank	91,239	34.83	18,336	7.000	17,026	6.50
Total Capital (to Risk Weighted Assets):
Consolidated	$2,018,488	20.46%	$1,036,118	10.500%	N/A	N/A	%
International Bank of Commerce, Laredo	1,315,453	18.91	730,425	10.500	$695,643	10.00
International Bank of Commerce, Oklahoma	206,807	17.38	124,955	10.500	119,004	10.00
International Bank of Commerce, Brownsville	192,417	23.60	85,626	10.500	81,548	10.00
International Bank of Commerce, Zapata	74,737	37.63	20,853	10.500	19,860	10.00
Commerce Bank	93,396	35.65	27,504	10.500	26,195	10.00
Tier 1 Capital (to Risk Weighted Assets):							%
Consolidated	$1,953,711	19.80%	$838,762	8.500%	N/A	N/A
International Bank of Commerce, Laredo	1,268,078	18.23	591,296	8.500	$556,514	8.00
International Bank of Commerce, Oklahoma	201,202	16.91	101,154	8.500	95,203	8.00
International Bank of Commerce, Brownsville	185,112	22.70	69,316	8.500	65,239	8.00
International Bank of Commerce, Zapata	72,402	36.46	16,881	8.500	15,888	8.00
Commerce Bank	91,239	34.83	22,265	8.500	20,956	8.00%
Tier 1 Capital (to Average Assets):
Consolidated	$1,953,711	16.65%	$469,267	4.00%	$ N/A	N/A
International Bank of Commerce, Laredo	1,268,078	15.21	333,576	4.00	416,970	5.00
International Bank of Commerce, Oklahoma	201,202	14.79	54,406	4.00	68,007	5.00
International Bank of Commerce, Brownsville	185,112	17.41	42,529	4.00	53,161	5.00
International Bank of Commerce, Zapata	72,402	19.08	15,179	4.00	18,974	5.00
Commerce Bank	91,239	18.18	20,073	4.00	25,091	5.00